7 INTANGIBLE ASSETS - Estimated annual amortization expense (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 388,000	$ 25
2017	388,000	25
2018	388,000	25
2019	$ 363,000	$ 18